UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    August 15, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $785,175,278

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Autozone Inc.                     COM        053332102     33,734           382,470     SH             SOLE                 382,470
Advanced Autoparts Inc.           COM        00751Y106        983            34,000     SH             SOLE                  34,000
Dell Inc.    		          COM        24702R101        734            30,000     SH             SOLE                  30,000
Microsoft Corp.                   COM        594918104    218,425         9,374,451     SH             SOLE               9,374,451
Websense Inc.                     COM        947684106     17,021           828,666     SH             SOLE                 828,666
Mercury Interactive Corp.     	  COM        589405109    130,950         3,744,645     SH             SOLE	          3,744,645
USA Mobility Inc.	          COM        90341G103     27,211         1,639,221     SH             SOLE               1,639,221
Cendant Corp.                     COM        151313103    112,315         6,894,730     SH             SOLE               6,894,730
Expedia, Inc. 		       	  COM        30212P105     47,458         3,166,001     SH             SOLE	          3,166,001
CBS Corp Class B.	          COM        124857202        906            33,505     SH             SOLE                  33,505
Bed Bath and Beyond Inc.          COM        075896100    150,561         4,539,079     SH             SOLE               4,539,079
Arbitron Inc.		  	  COM        03875Q108     39,999         1,043,557     SH             SOLE	          1,043,557
Rent Cash Inc. 		       	  COM        760107102      4,878           950,800     SH             SOLE	            950,800

                            TOTAL                         785,175